UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
		Market Value
Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Apparel and Accessory Store:
American Eagle Outfitters, Inc.	34,006	$894,698	0.43%
Kohl’s corporation*	12,383	709,917	0.34%
Nordstrom, Inc.	15,835	742,503	0.35
		2,347,118	1.12%

Apparel & Other Finished Products:
Guess?, Inc.	9,200	451,076	0.22%
		451,076	0.22%

Building Materials and Gardening Supplies:
Home Depot, Inc.	24,000	778,560	0.37%
The Sherwin-Williams Company	5,900	387,689	0.19%
		1,166,249	0.56%

Business Services:
Adobe Systems Incorporated*	20,090	877,129	0.42%
Autodesk, Inc.*	7,300	364,781	0.17%
Cadence Design Systems, Inc.*	15,200	337,288	0.16%
Cognizant Technology Solution Corporation*	6,215	495,771	0.24%
Computer Sciences Corporation*	5,600	313,040	0.15%
DST Systems – B*	4,500	386,145	0.19%
eBay, Inc.*	14,090	549,792	0.26%
Equifax Inc.	10,600	404,072	0.19%
Focus Media Holding Limited* **	13,130	761,803	0.36%
Google, Inc.*	1,460	828,214	0.40%
Juniper Networks, Inc.*	13,960	511,076	0.24%
Manpower, Inc.	10,134	652,123	0.31%
Microsoft Corporation	115,254	3,395,383	1.62%
NCR Corporation*	7,200	358,560	0.17%
Omnicom Group Inc.	17,450	839,171	0.40%
Oracle Corporation*	127,165	2,753,122	1.31%
SAP AG**	6,300	369,621	0.18%
Sotheby’s	10,000	477,900	0.23%
Western Union Company	21,730	455,678	0.22%
		15,130,669	7.22%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
		Market Value
Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Chemicals and Allied Products:
Abbott Laboratories.	17,530	$939,959	0.45%
Air Products & chemicals, Inc.	2,100	205,296	0.10%
Amgen, Inc.*	10,400	588,328	0.28%
AstraZeneca PLC**	11,000	550,770	0.26%
Avon Products, Inc.	19,680	738,590	0.35%
Colgate Palmolive company	24,241	1,728,868	0.83%
Dow Chemical Company	18,400	792,304	0.38%
Gilead Sciences, Inc.*	2,500	166,825	0.08%
Eastman Chemical Company	43,541	1,778,417	0.85%
Lilly, Eli and Company	16,533	941,224	0.45%
Merck & Company, Inc.	28,505	1,473,423	0.70%
Monsanto Company	12,775	1,095,329	0.52%
Novartis AG – ADR**	13,600	747,456	0.36%
Pfizer, Inc.	60,500	1,478,015	0.71%
PPG Industries, Inc.	2,300	173,765	0.08%
Praxair, Inc.	24,893	2,085,038	0.99%
Proctor & Gamble Company	11,740	825,792	0.39%
Rohm & Haas Company	3,100	172,577	0.08%
Sanofi-Aventis**	13,000	551,460	0.26%
Schering-Plough Corporation	17,080	540,240	0.26%
Teva Pharmaceutical Industries Limited**	20,730	921,863	0.44%
Wyeth	29,592	1,318,324	0.63%
		19,813,863	9.45%

Communications:
American Movil S.A. de C.V.**	10,395	665,280	0.32%
AT&T, Inc.	66,736	2,823,600	1.35%
NII Holdings, Inc.*	6,675	548,351	0.26%
Qwest Communications International Inc.*	35,800	327,928	0.16%
Shaw Communications Inc.**	26,710	663,476	0.31%
		5,028,635	2.40%

Depository Institutions:
Bank of America Corporation	24,082	1,210,602	0.58%
Citigroup, Inc.	24,700	1,152,749	0.55%
Credit Suisse Group* **	7,500	497,475	0.24%
JPMorgan Chase & Co.	21,270	974,591	0.46%
PNC Financial Services Group	8,600	585,660	0.28%
State Street Corporation	20,390	1,389,782	0.66%
The Bank of New York Mellon	11,670	515,114	0.25%
Wachovia Corporation	6,700	336,005	0.16%
Washington Mutual, Inc.	12,400	437,844	0.21%
Wells Fargo & Company	34,300	1,221,766	0.58%
		8,321,588	3.97%

Durable Goods, Wholesale:
BorgWarner, Inc.	4,900	448,497	0.22%
Johnson & Johnson	21,420	1,407,294	0.67%
Reliance Steel & Aluminum Co.	3,800	214,852	0.10%
		2,070,643	0.99%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
		Market Value
Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Eating and Drinking Places:
Darden Restaurants, Inc.	12,100	$506,506	0.24%
McDonald's Corporation	62,852	3,423,548	1.63%
		3,930,054	1.87%

Electric, Gas, and Sanitary Service:
American Electric Power Company, Inc.	7,200	331,776	0.16%
CMS Energy Corporation	18,600	312,852	0.15%
Dominion Resources, Inc.	23,500	1,981,050	0.95%
DTE Energy Company	6,600	319,704	0.15%
Edison International	6,000	332,700	0.16%
Entergy Corporation	3,100	335,699	0.16%
FirstEnergy Corporation	5,000	316,700	0.15%
NiSource Inc.	15,600	298,584	0.14%
NRG Energy, Inc.*	10,110	427,552	0.20%
ONEOK, Inc.	6,900	327,060	0.16%
PPL Corporation	9,100	421,330	0.20%
Stericycle, Inc.*	11,860	677,918	0.32%
		6,082,925	2.90%

Electronic and Other Electric Equipment:
Altera Corporation	14,100	339,528	0.16%
Amphenol Corporation	9,400	373,744	0.18%
ASML Holding N.V.* **	12,540	412,064	0.20%
Cisco Systems, Inc.*	104,730	3,467,610	1.65%
Cypress Semiconductor Corporation*	16,220	473,786	0.22%
Emerson Electric Company	39,776	2,116,879	1.01%
General Electric Company	62,290	2,578,806	1.23%
Intel Corporation	40,490	1,047,071	0.50%
Intersil Corporation	19,940	666,594	0.32%
MEMC Electronic Materials, Inc*	14,742	867,714	0.41%
National Semiconductor Corporation	12,100	328,152	0.16%
Nokia Corporation**	19,760	749,497	0.36%
Nvidia Corporation*	63,654	2,306,821	1.10%
Qualcomm Incorporated	28,200	1,191,732	0.57%
Texas Instruments Incorporated	30,150	1,103,189	0.52%
Varian Semiconductor Equipment Associates, Inc.*	4,640	248,333	0.12%
		18,271,520	8.71%

Engineering, Accounting, Research, Mgmt & Relation Services:
Accenture Ltd. **	9,100	366,275	0.17%
Celgene Corporation*	6,330	451,392	0.22%
		817,667	0.39%

Fabricated Metal Products:
Ball Corporation	3,300	177,375	0.08%
Crane Company	9,600	460,512	0.22%
Illinois Tool Works, Inc.	36,803	2,194,931	1.05%
		2,832,818	1.35%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
		Market Value
Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Food and Kindred Products:
Anheuser-Busch Companies, Inc.	12,700	$634,873	0.30%
Coca-Cola Company, The	19,028	1,093,539	0.52%
Diageo plc **	5,970	523,748	0.25%
Fomento Economico Mexicano, S.A. de C.V.**	13,220	494,428	0.23%
General Mills, Inc.	11,100	643,911	0.31%
Kraft Foods Inc.	15,000	517,650	0.25%
PepsiCo, Inc.	45,725	3,349,814	1.60%
		7,257,963	3.46%

Food Stores:
Starbucks*	18,590	487,058	0.23%
The Kroger Co.	33,000	941,160	0.45%
		1,428,218	0.68%

Furniture and Fixtures:
Johnson Controls, Inc.	11,528	1,361,572	0.65%
Kinetic Concepts, Inc.*	10,250	576,870	0.27%
		1,938,442	0.92%

General Merchandise:
Costco Wholesale Corporation	9,040	554,785	0.27%
J.C. Penney Co, Inc.	10,667	675,968	0.32%
Target Corporation	19,900	1,265,043	0.60%
		2,495,796	1.19%

Health Services:
Express Scripts, Inc.*	9,770	545,361	0.26%
Laboratory Corp of America Holdings*	7,100	555,433	0.27%
		1,100,794	0.53%

Holding and Other Investment Offices:
Alcon, Inc.**	5,900	849,128	0.41%
		849,128	0.41%

Home Furniture & Equipment:
Best Buy Company, Inc.	44,175	2,032,933	0.97%
GameStop Corporation*	27,410	1,544,554	0.74%
		3,577,487	1.71%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
		Market Value
Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Industrial Machinery and Equipment:
3M Company	16,040	$1,501,023	0.71%
Apple Computer, Inc.*	7,455	1,144,641	0.55%
Applied Materials, Inc.	25,000	517,500	0.25%
Cameron International Corporation*	11,810	1,089,945	0.52%
Caterpillar Inc.	4,430	347,445	0.16%
Cummins Engine, Inc.	3,600	460,404	0.22%
Eaton Corporation	4,300	425,872	0.20%
EMC Corporation*	50,370	1,047,696	0.50%
Grant Prideco, Inc.*	16,024	873,628	0.42%
Hewlett-Packard Company	63,359	3,154,645	1.50%
International Business Machines Corporation	21,144	2,490,763	1.19%
Lam Research Corporation*	25,076	1,335,548	0.64%
National Oilwell Varco, Inc.*	6,856	990,692	0.47%
Parker-Hannifin Corporation	4,100	458,503	0.22%
Seagate Technology**	12,100	309,518	0.15%
Smith International, Inc.	14,780	1,055,292	0.50%
Terex Corporation*	11,607	1,033,255	0.49%
Western Digital Corporation*	14,700	372,204	0.18%
		18,608,574	8.87%

Instruments and Related Products:
Allergan, Inc.	8,900	573,783	0.27%
Becton Dickinson & Company	11,503	943,821	0.45%
Danaher Corporation	16,050	1,327,496	0.63%
Garmin Ltd**	12,875	1,537,275	0.73%
Raytheon Company	19,110	1,219,600	0.58%
Rockwell Collins, Inc.	4,800	350,592	0.17%
Stryker Corporation	12,245	841,966	0.40%
Thermo Electron Corporation*	15,505	894,949	0.43%
Xerox Corporation*	21,500	372,810	0.18%
		8,062,292	3.84%

Insurance Agents, Brokers & Service:
The Hartford Financial Services Group, Inc.	5,300	490,515	0.23%
		490,515	0.23%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
		Market Value
Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Insurance Carriers:
Ace LTD.**	7,700	$466,389	0.22%
Aetna, Inc.	20,125	1,092,184	0.52%
Aflac Incorporated	23,400	1,334,736	0.64%
Allianz SE**	21,600	502,632	0.24%
Allstate Corporation	21,400	1,223,866	0.58%
AMBAC Financial Group, Inc.	7,700	484,407	0.23%
American International Group, Inc.	19,662	1,330,134	0.64%
Cigna Corporation	10,400	554,216	0.26%
Humana Inc.*	7,900	552,052	0.26%
ING Groep N.V.**	12,100	536,151	0.26%
Lincoln National Corporation	22,690	1,496,859	0.71%
MBIA Inc.	7,800	476,190	0.23%
Metlife Capital Trust, Inc.	7,300	509,029	0.24%
Prudential Financial, Inc.	9,274	904,957	0.43%
Torchmark Corporation	7,800	486,096	0.23%
UnitedHealth Group Incorporated	43,603	2,111,693	1.01%
Wellpoint, Inc.*	16,600	1,310,072	0.63%
		15,371,663	7.33%

Leather and Leather Products:
Coach, Inc.*	22,375	1,057,666	0.50%
		1,057,666	0.50%

Lumber and Wood Products, Ex Furniture:
Louisiana-Pacific Corporation	11,200	190,064	0.09%
		190,064	0.09%

Metal Mining:
Freeport-McMoran Copper & Gold Inc.	17,626	1,848,791	0.88%
Kinross Gold Corporation* **	28,330	424,383	0.20%
		2,273,174	1.08%

Miscellaneous Manufacturing Industries:
Hasbro, Inc.	14,400	401,472	0.19%
Siemens AG ADR's**	5,030	690,368	0.33%
		1,091,840	0.52%

Miscellaneous Retail:
Dollar Tree Stores, Inc.*	9,200	372,968	0.18%
priceline.com Incorporated *	4,700	417,125	0.20%
Tiffany & Co.	8,400	439,740	0.21%
Walgreen Co.	33,998	1,606,066	0.77%
		2,835,899	1.36%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
		Market Value
Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Motion Pictures:
The Walt Disney Company	22,390	$769,992	0.37%
		769,992	0.37%

Nondepository Institutions:
American Express Company	11,400	676,818	0.32%
CIT Group, Inc.	12,500	502,500	0.24%
		1,179,318	0.56%

Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	11,200	507,696	0.24%
Cardinal Health, Inc.	11,500	719,095	0.34%
McKesson Corporation	25,400	1,493,266	0.71%
Medco Health Solutions, Inc.*	5,830	526,974	0.25%
Nike, Inc.-Class B	24,172	1,417,930	0.68%
The Mosaic Company*	12,830	686,662	0.33%
		5,351,623	2.55%

Oil and Gas Extraction:
Eni S.p.A.**	8,200	604,832	0.29%
ENSCO International Incorporated	8,380	470,118	0.22%
Halliburton Company	28,050	1,077,120	0.51%
Nabors Industries Ltd* **	16,300	501,551	0.24%
Occidental Petroleum Corporation	10,200	653,616	0.31%
Oceaneering International, Inc.*	9,250	701,150	0.33%
Royal Dutch Shell PLC**	7,800	641,004	0.31%
Schlumberger N.V.**	5,930	622,650	0.30%
Statoihydro ASA**	18,900	641,088	0.31%
Total SA**	7,900	640,137	0.31%
Transocean Sedco Forex, Inc.*	5,905	667,560	0.32%
		7,220,826	3.45%

Paper and Allied Products:
Kimberly-Clark Corporation	30,800	2,164,008	1.03%
Pactiv Corporation*	5,300	151,898	0.07%
		2,315,906	1.10%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
		Market Value
Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Petroleum Refining and Related Industries:
Ashland, Inc.	2,900	$174,609	0.08%
BP PLC-Spons ADR**	18,860	1,307,941	0.62%
Chevron Corporation	25,684	2,403,509	1.15%
ConocoPhillips	28,100	2,466,337	1.18%
Exxon Mobil Corporation	12,940	1,197,726	0.57%
Hess Corporation	9,600	638,688	0.30%
Marathon Oil Corporation	41,000	2,337,820	1.11%
Murphy Oil Corporation	15,824	1,105,939	0.53%
Sunoco, Inc.	8,000	566,240	0.27%
Tesoro Corporation	12,200	561,444	0.27%
		12,760,253	6.08%

Primary Metal Industries:
Nucor Corporation	17,920	1,065,702	0.51%
Steel Dynamics, Inc.	3,700	172,790	0.08%
United States Steel Corporation	1,600	169,504	0.08%
		1,407,996	0.67%

Railroad Transportation:
Union Pacific Corporation	10,050	1,136,253	0.54%
		1,136,253	0.54%

Security and Commodity Brokers:
Franklin Resources, Inc.	11,092	1,414,230	0.67%
Goldman Sachs Group, Inc.	4,630	1,003,506	0.48%
Lehman Brothers Holdings, Inc.	8,200	506,186	0.24%
Merrill Lynch & Co., Inc.	19,304	1,375,989	0.66%
Morgan Stanley Group, Inc.	41,056	2,586,528	1.23%
T. Rowe Price Group, Inc.	18,190	1,013,001	0.48%
UBS AG**	8,500	452,625	0.22%
		8,352,065	3.98%

Stone, Clay, Glass, Concrete Products:
Cemex, S.A.* **	5,130	153,490	0.07%
		153,490	0.07%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
September 30, 2007
(Unaudited)
		Market Value
Common stock:	Shares or Principal Amount	Amount	% of Net Assets

Transportation Equipment:
Autoliv, Inc.**	6,900	$412,275	0.20%
Boeing Company	18,832	1,977,172	0.94%
General Dynamics Corporation	4,100	346,327	0.17%
Harsco Corporation	7,600	450,452	0.21%
Honda Motor Company LTD-Spons ADR**	19,000	633,840	0.30%
Honeywell International Inc.	15,876	944,146	0.45%
Lockheed Martin Corporation	12,272	1,331,389	0.63%
Northrop Grumman Corporation	4,300	335,400	0.16%
United Technologies Corporation	50,452	4,060,377	1.94%
		10,491,378	5.00%

Water Transportation:
Overseas Shipholding Group, Inc.	5,600	430,248	0.21%
		430,248	0.21%

Total common stocks (cost $167,745,322)		206,463,688	98.45%

Short-Term Investments
AIM Money market funds (5.152% at	2,444,729	2,444,729	1.17%
September 30, 2007)
Total short-term investments		2,444,729	1.17%

Total investments (cost $170,190,051)		208,908,417	99.62%

Other assets and liabilities, net		805,517	0.38%

Total Net Assets		$209,713,934	100.00%

* Presently not producing dividend income
** Foreign Investments (9.63% of net assets)

See accompanying notes to financial statements.

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By	/s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date:  November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date:  November 7, 2007

/s/ Robert D. Brearton

Robert D. Brearton

Principal Financial Officer

Date:  November 8, 2007

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically